Commitments and contingencies (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total	€ 13,259
Less than 1 year	13,259
1 to 3 years	0
3 to 5 years	0
More than 5 years	0
Rental expense	4,800	€ 4,600	€ 3,300
Asset retirement obligation	1,000
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	7,461
2019	9,717
2020	8,299
2021	8,120
2022	7,639
2023 and thereafter	32,188
Total	€ 73,424